UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21516

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly, UBS Multi-Strat Fund, L.L.C.)

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

                         New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

                                         Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (312) 525-6000

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly UBS Multi-Strat Fund, L.L.C)

Schedule of Portfolio Investments

(Unaudited)

September 30, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Credit

Brigade Leveraged Capital Structures Fund, L.P. (c)	$6,141,472	$7,716,433	7.06	$378,167	7/1/2009	Quarterly
Claren Road Credit Partners, L.P., L Interest Payable (d)	807,282	1,392,208	1.27	182,457	1/1/2007	(d)
GCA Credit Opportunities Fund, L.L.C. (c)	6,000,000	6,352,669	5.82	355,676	8/1/2011	Quarterly
Harbinger Capital Partners Fund I, L.P., Class L Holdings (d)	8,775	30,361	0.03	(5,892)	9/1/2007	(d)
Harbinger Capital Partners Fund I, L.P., Class PE Holdings (d)	578,331	241,093	0.22	(51,222)	9/1/2007	(d)
Marathon Structured Finance Liquidating Fund, L.P. (SP) (d)	112,865	625,002	0.57	146,455	4/1/2005	(d)
Marathon Structured Finance Liquidating Fund, L.P. (Sept 30, 2009) (e)	523,793	473,619	0.43	(11,119)	4/1/2005	(e)

Credit Subtotal	$14,172,518	$16,831,385	15.40%	$994,522

Equity Hedged

Anthion Partners, L.P. (Primary Capital) (c)	5,314,159	5,375,825	4.92	540,666	4/1/2010	Quarterly
Anthion Partners, L.P. (Designated Investments) (d)	38,412	28,248	0.03	(10,164)	4/1/2010	(d)
Atlas Institutional Fund, L.L.C. (c)	7,500,000	7,509,499	6.87	303,451	5/1/2011	Quarterly
Corvex Partners, L.P. (c)	5,000,000	5,204,886	4.76	204,886	3/1/2012	Quarterly
Encompass Capital Fund L.P. (c)	2,310,000	2,249,379	2.06	(60,621)	2/1/2012	Quarterly
JHL Capital Group Fund, L.L.C. (c)	3,753,658	3,699,766	3.39	299,910	2/1/2011	Quarterly
Newbrook Capital Partners, L.P. (c)	5,500,000	6,101,794	5.58	601,794	1/1/2012	Quarterly
Seneca Capital, L.P., SLV (e)	527,944	476,553	0.44	(44,049)	10/1/2004	(e)
Starboard Value and Opportunity Fund, L.P. (c)	3,500,000	4,079,652	3.73	373,594	11/1/2010	Quarterly

Equity Hedged Subtotal	$33,444,173	$34,725,602	31.78%	$2,209,467

Multi-Strategy

Davidson Kempner Partners, L.P. (c)	4,266,885	6,209,890	5.68	426,154	1/1/2006	Semi-Annually
OZ Domestic Partners, L.P. (Annual) (c)	73,491	108,230	0.10	108,973	5/1/2005	Annually
OZ Domestic Partners, L.P. (SP) (d)	1,966,719	2,588,399	2.37	(54,035)	5/1/2005	(d)

Multi-Strategy Subtotal	$6,307,095	$8,906,519	8.15%	$481,092

Relative Value

Brookdale International Partners, L.P. (f)	557,815	1,077,828	0.99	(9,040)	8/1/2005	Quarterly
CPIM Structured Credit Fund, L.P., Class AQ1 (e)	1,229,498	162,603	0.15	3,500	11/1/2005	(e)
Mason Capital, L.P. (c)	6,000,000	6,732,171	6.16	(183,866)	1/1/2010	Anniversary
OVS Capital Fund, L.P. (c)	6,000,000	5,859,083	5.36	(140,917)	3/1/2012	Monthly
Oxam Quant Fund, Ltd. (c)	5,500,000	6,049,493	5.54	549,493	1/1/2012	Monthly
Providence MBS Fund L.P. (c)	5,000,000	5,764,894	5.27	582,861	8/1/2011	Quarterly
Sensato Asia Pacific Fund, L.P. (c)	5,500,000	6,104,511	5.59	604,511	1/1/2012	Monthly

Relative Value Subtotal	$29,787,313	$31,750,583	29.06%	$1,406,542

Trading

Brevan Howard, L.P. (c)	1,610,956	1,869,428	1.71	27,312	10/1/2009	Monthly
Whiteside Energy Offshore, Ltd. (c)	5,000,000	5,114,968	4.68	114,968	1/1/2012	Monthly

Trading Subtotal	$6,610,956	$6,984,396	6.39%	$142,280

Redeemed Investment Funds	—	—	—	(188,862)

Total	$90,322,055	$99,198,485	90.78%	$5,045,041

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly UBS Multi-Strat Fund, L.L.C)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.
(c)	Investment Funds categorized as Level 2 investments and have the ability to redeem within the next twelve months.
(d)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

(f)	The Investment Fund is subject to an investment level gate which allows for the Fund to receive 12.5% of its investment every quarter for 2 years.

Complete information about the Investment Funds’ underlying investments is not readily available.

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the September 30, 2012 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the September 30, 2012 measurement date. There were no transfers between Level 1 and Level 2 during the nine month period ended September 30, 2012.

ASSETS TABLE

Description	Total Fair Value at September 30, 2012	Level 1	Level 2	Level 3

Credit	$16,831,385	$—	$14,069,102	$2,762,283
Equity Hedged	34,725,602	—	34,220,801	504,801
Multi-Strategy	8,906,519	—	6,318,120	2,588,399
Relative Value	31,750,583	—	30,510,152	1,240,431
Trading	6,984,396	—	6,984,396	—

Total Assets	$99,198,485	$—	$92,102,571	$7,095,914

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3*	Transfers out of Level 3*	Balance as of September 30, 2012

Credit	$2,904,917	$137,879	$122,800	$–	$(403,313)	$–	$–	$2,762,283
Equity Hedged	614,546	(9,046)	(45,167)	–	(93,944)	38,412	–	504,801
Multi-Strategy	2,953,763	–	(54,035)	–	–	–	(311,329)	2,588,399
Relative Value	5,577,598	2,096,445	(2,101,985)	–	(4,331,627)	–	–	1,240,431

Total	$12,050,824	$2,225,278	$(2,078,387)	$–	$(4,828,884)	$38,412	$(311,329)	$7,095,914

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of September 30, 2012 is $(2,078,387).
*

The transfers into and out of Level 3 investments in the amounts of $38,412 and $311,329, respectively, are due to transfers between side pocket and liquid holdings during the nine month period ended September 30, 2012.

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly UBS Multi-Strat Fund, L.L.C)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

The Investment Funds in the credit strategy utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. Investment Funds within this strategy are generally subject to 60 day redemption notice periods. Investment Funds representing approximately 16 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets is uncertain. The remaining approximately 84 percent of the Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the equity hedged strategy generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods. An Investment Fund representing approximately 1 percent of the fair value of the investments in this strategy is a liquidating trust where the liquidation of assets is uncertain. The remaining approximately 99 percent of the Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the multi-strategy strategy invest in both long and short, equity and debt strategies that are primarily in US based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. An Investment Fund representing approximately 29 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. The remaining Investment Funds representing approximately 71 percent of the Investment Funds within this strategy are generally subject to a 45 - 65 day redemption notice period and are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the relative value strategy, a broad category, generally encompassing strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricings and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies. Investment Funds within this strategy are generally subject to 30 - 180 day redemption notice periods. An Investment Fund representing approximately 1 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets is uncertain. An Investment Fund representing

O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly UBS Multi-Strat Fund, L.L.C)

Schedule of Portfolio Investments (continued)

(Unaudited)

September 30, 2012

approximately 3 percent of the investments in this strategy is subject to an investment level gate. The remaining approximately 96 percent of the Investment Funds are available to be redeemed in accordance with their offering documents, as of the measurement date.

The Investment Funds in the trading strategy are generally top-down in nature and often driven by econometric and macroeconomic research. These Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods and are available to be redeemed in accordance with their offering documents, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of September 30, 2012.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period, except for transfers between an Investment Fund’s liquid holdings and side pocket holdings, which are recognized at the time of the transfer. Please refer to the June 30, 2012 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         O’Connor Fund of Funds: Aggregated Alpha Strategies LLC (formerly, UBS Multi-Strat Fund, L.L.C.)

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ William Ferri

                                                   William Ferri, Principal Executive Officer

Date November 27, 2012

By (Signature and Title)*         /s/ Nicholas Vagra

                                                   Nicholas Vagra, Principal Accounting Officer

Date November 27, 2012

* Print the name and title of each signing officer under his or her signature.